Charter arrangements, Future Charter Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Charter arrangements [Abstract]
2026	$ 55,245
2027	32,693
2028	14,063
2029	14,883
2030	14,883
Thereafter	19,188
Net charter payments	$ 150,955	$ 113,117	$ 147,072